Property and Equipment Net - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,945	$ 178	$ 297	$ 6,411